Fair Value (Financial Instruments Measured At Fair Value On A Non-Recurring Basis) (Details) - Unobservable Input, Comparability Adjustment [Member] - Financial instruments measured at fair value on a non-recurring basis [Member] - Market approach [Member]
$ in Thousands
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Commercial Real Estate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 84	$ 100
(Range) Weighted Average	2.06	3.48
Single-Family Residential [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 106	$ 110
(Range) Weighted Average	3.61	3.61
Non-Owner Occupied [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 4,387	$ 2,804
Non-Owner Occupied [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	(2.58)	3.48
Non-Owner Occupied [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	14.00	8.61
Non-Owner Occupied [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	2.44	5.02